Employee Benefits - Schedule of Employee Benefits Liability (Details) - Employee benefits liability [Member] - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Employee Benefits Liability [Line Items]
Vested benefits Obligation	$ 4,123	$ 4,431
Plus, Non-Vested Benefits Obligation	172,877	180,743	$ 169,375
Defined Benefits Obligation	177,000	185,174	169,375
Projected Net Liability	177,000	$ 185,174	$ 169,375
Retirement benefits [Member]
Schedule of Employee Benefits Liability [Line Items]
Vested benefits Obligation
Plus, Non-Vested Benefits Obligation	74,178
Defined Benefits Obligation	74,178
Projected Net Liability	74,178
Termination benefits [Member]
Schedule of Employee Benefits Liability [Line Items]
Vested benefits Obligation	4,123
Plus, Non-Vested Benefits Obligation	98,699
Defined Benefits Obligation	102,822
Projected Net Liability	$ 102,822